Investment Portfolio - September 30, 2025
(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 95.6%

Non-Convertible Corporate Bonds- 95.6%
Communication Services - 5.6%
Diversified Telecommunication Services - 0.7%
Frontier Florida LLC, 6.86%, 2/1/2028	100,000	$104,254
Level 3 Financing, Inc., 6.875%, 6/30/2033[2]	100,000	101,953
		206,207
Entertainment - 0.3%
Warnermedia Holdings, Inc., 4.279%, 3/15/2032	110,000	100,849

Interactive Media & Services - 1.7%
ANGI Group LLC, 3.875%, 8/15/2028[2]	110,000	103,752
Cars.com, Inc., 6.375%, 11/1/2028[2]	100,000	99,762
Snap, Inc., 6.875%, 3/15/2034[2]	100,000	101,345
Ziff Davis, Inc., 4.625%, 10/15/2030[2]	110,000	103,819
ZoomInfo Technologies LLC - ZoomInfo Finance Corp., 3.875%, 2/1/2029[2]	105,000	99,451
		508,129
Media - 2.5%
CCO Holdings LLC - CCO Holdings Capital Corp., 4.50%, 8/15/2030[2]	110,000	103,898
Directv Financing LLC - Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027[2]	105,000	104,917
Gray Media, Inc., 10.50%, 7/15/2029[2]	95,000	102,772
Nexstar Media, Inc., 5.625%, 7/15/2027[2]	105,000	104,882
Sirius X.M. Radio LLC, 4.00%, 7/15/2028[2]	105,000	101,513
Stagwell Global LLC, 5.625%, 8/15/2029[2]	105,000	102,092
Univision Communications, Inc., 8.50%, 7/31/2031[2]	100,000	103,307
		723,381
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. (Canada) (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.590%), 5.25%, 3/15/2082[2,3]	105,000	104,198

Total Communication Services		1,642,764

Consumer Discretionary - 20.8%
Auto Components - 1.7%
Adient Global Holdings Ltd., 7.00%, 4/15/2028[2]	100,000	102,525
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	105,000	105,012
Garrett Motion Holdings, Inc. - Garrett LX I S.A.R.L, 7.75%, 5/31/2032[2]	95,000	99,625
Phinia, Inc., 6.75%, 4/15/2029[2]	100,000	103,162
The Goodyear Tire & Rubber Co., 5.25%, 7/15/2031	110,000	103,479
		513,803

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles - 0.7%
Nissan Motor Acceptance Co. LLC, 2.45%, 9/15/2028[2]	115,000	$105,565
Thor Industries, Inc., 4.00%, 10/15/2029[2]	105,000	99,638
		205,203
Broadline Retail - 0.7%
Macy’s Retail Holdings LLC, 6.125%, 3/15/2032[2]	100,000	100,118
Nordstrom, Inc., 4.00%, 3/15/2027	105,000	103,381
		203,499
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc., 5.50%, 3/1/2028[2]	100,000	99,792
McGraw-Hill Education, Inc., 7.375%, 9/1/2031[2]	100,000	103,904
The ADT Security Corp., 4.875%, 7/15/2032[2]	105,000	101,566
		305,262
Entertainment - 0.4%
Mohegan Tribal Gaming Authority - MS Digital Entertainment Holdings LLC, 8.25%, 4/15/2030[2]	100,000	103,948

Hotels, Restaurants & Leisure - 4.5%
Caesars Entertainment, Inc., 7.00%, 2/15/2030[2]	100,000	102,874
Carnival Corp., 5.75%, 8/1/2032[2]	100,000	101,828
Fertitta Entertainment LLC - Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/2029[2]	105,000	99,860
Hilton Grand Vacations Borrower LLC - Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/2029[2]	105,000	100,967
Jacobs Entertainment, Inc., 6.75%, 2/15/2029[2]	105,000	102,435
Lindblad Expeditions LLC, 7.00%, 9/15/2030[2]	100,000	101,935
MGM Resorts International, 6.50%, 4/15/2032	100,000	101,912
Ontario Gaming GTA LP - OTG Co-Issuer, Inc. (Canada), 8.00%, 8/1/2030[2]	100,000	99,378
Six Flags Entertainment Corp - Canada’s Wonderland Co. - Magnum Management Corp., 5.25%, 7/15/2029	105,000	101,593
Speedway Motorsports LLC - Speedway Funding II, Inc., 4.875%, 11/1/2027[2]	105,000	104,012
Travel + Leisure Co., 4.625%, 3/1/2030[2]	105,000	101,260
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028[2]	105,000	102,571
Wynn Las Vegas LLC - Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027[2]	105,000	104,921
		1,325,546

Investment Portfolio - September 30, 2025
(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 6.3%
Adams Homes, Inc., 9.25%, 10/15/2028[2]	100,000	$104,203
Ashton Woods USA LLC - Ashton Woods Finance Co., 4.625%, 4/1/2030[2]	110,000	104,327
Beazer Homes USA, Inc., 7.25%, 10/15/2029	100,000	101,694
Brookfield Residential Properties, Inc. - Brookfield Residential U.S. LLC (Canada), 6.25%, 9/15/2027[2]	105,000	104,968
Century Communities, Inc., 3.875%, 8/15/2029[2]	110,000	103,496
Dream Finders Homes, Inc., 8.25%, 8/15/2028[2]	100,000	103,892
Empire Communities Corp. (Canada), 9.75%, 5/1/2029[2]	95,000	99,646
Installed Building Products, Inc., 5.75%, 2/1/2028[2]	105,000	104,920
KB Home, 6.875%, 6/15/2027	100,000	102,209
LGI Homes, Inc., 4.00%, 7/15/2029[2]	110,000	100,324
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027[2]	105,000	104,346
Newell Brands, Inc., 8.50%, 6/1/2028[2]	95,000	100,742
Shea Homes LP - Shea Homes Funding Corp., 4.75%, 2/15/2028	105,000	103,918
Somnigroup International, Inc., 4.00%, 4/15/2029[2]	105,000	100,772
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028[2]	100,000	101,433
Tri Pointe Homes, Inc., 5.25%, 6/1/2027	100,000	100,021
Weekley Homes LLC - Weekley Finance Corp., 4.875%, 9/15/2028[2]	105,000	103,240
Whirlpool Corp., 2.40%, 5/15/2031	120,000	101,403
		1,845,554
Internet & Direct Marketing Retail - 0.3%
Match Group Holdings II LLC, 4.625%, 6/1/2028[2]	105,000	103,184

Specialty Retail - 4.5%
Advance Auto Parts, Inc., 7.00%, 8/1/2030[2]	100,000	102,994
Asbury Automotive Group, Inc., 5.00%, 2/15/2032[2]	105,000	100,850
Bath & Body Works, Inc., 6.95%, 3/1/2033	95,000	99,146
Group 1 Automotive, Inc., 6.375%, 1/15/2030[2]	100,000	102,322
LBM Acquisition LLC, 9.50%, 6/15/2031[2]	95,000	100,174
Lithia Motors, Inc., 4.375%, 1/15/2031[2]	105,000	99,669
Sonic Automotive, Inc., 4.875%, 11/15/2031[2]	105,000	100,442
Specialty Building Products Holdings LLC - SBP Finance Corp., 7.75%, 10/15/2029[2]	100,000	101,560
The Gap, Inc., 3.625%, 10/1/2029[2]	110,000	102,905

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Upbound Group, Inc., 6.375%, 2/15/2029[2]	105,000	$103,734
Victoria’s Secret & Co., 4.625%, 7/15/2029[2]	110,000	105,072
Victra Holdings LLC - Victra Finance Corp., 8.75%, 9/15/2029[2]	100,000	105,188
Wayfair LLC, 7.75%, 9/15/2030[2]	100,000	105,014
		1,329,070
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc., 4.125%, 8/15/2031[2]	110,000	100,757
Kontoor Brands, Inc., 4.125%, 11/15/2029[2]	105,000	99,649
		200,406
Total Consumer Discretionary		6,135,475

Consumer Staples - 1.4%
Consumer Staples Distribution - 0.4%
Safeway, Inc., 7.25%, 2/1/2031	95,000	102,768

Food Products - 0.4%
Darling Ingredients, Inc., 5.25%, 4/15/2027[2]	105,000	104,750

Personal Care Products - 0.3%
Edgewell Personal Care Co., 4.125%, 4/1/2029[2]	105,000	99,928

Tobacco - 0.3%
Turning Point Brands, Inc., 7.625%, 3/15/2032[2]	95,000	100,763

Total Consumer Staples		408,209

Energy - 15.9%
Energy Equipment & Services - 3.7%
Archrock Partners LP - Archrock Partners Finance Corp., 6.25%, 4/1/2028[2]	105,000	105,157
Bristow Group, Inc., 6.875%, 3/1/2028[2]	100,000	100,452
Diamond Foreign Asset Co. - Diamond Finance LLC, 8.50%, 10/1/2030[2]	95,000	100,747
Noble Finance II LLC, 8.00%, 4/15/2030[2]	100,000	103,516
Oceaneering International, Inc., 6.00%, 2/1/2028	100,000	101,395
Precision Drilling Corp. (Canada), 6.875%, 1/15/2029[2]	105,000	105,563
Tidewater, Inc., 9.125%, 7/15/2030[2]	95,000	101,824
Transocean Aquila Ltd., 8.00%, 9/30/2028[2]	72,308	74,398
USA Compression Partners LP - USA Compression Finance Corp., 7.125%, 3/15/2029[2]	100,000	103,282
Valaris Ltd., 8.375%, 4/30/2030[2]	95,000	98,585

Investment Portfolio - September 30, 2025
(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Weatherford International Ltd., 8.625%, 4/30/2030[2]	100,000	$102,292
		1,097,211
Oil, Gas & Consumable Fuels - 12.2%
Alliance Resource Operating Partners LP - Alliance Resource Finance Corp., 8.625%, 6/15/2029[2]	100,000	105,945
Ascent Resources Utica Holdings LLC - ARU Finance Corp., 6.625%, 7/15/2033[2]	100,000	101,657
California Resources Corp., 8.25%, 6/15/2029[2]	100,000	104,334
Chord Energy Corp., 6.75%, 3/15/2033[2]	100,000	101,291
Civitas Resources, Inc., 8.375%, 7/1/2028[2]	100,000	103,714
CNX Midstream Partners LP, 4.75%, 4/15/2030[2]	110,000	105,462
CNX Resources Corp., 6.00%, 1/15/2029[2]	100,000	100,283
Comstock Resources, Inc., 5.875%, 1/15/2030[2]	105,000	101,190
CVR Energy, Inc., 5.75%, 2/15/2028[2]	105,000	103,293
Delek Logistics Partners LP - Delek Logistics Finance Corp., 7.125%, 6/1/2028[2]	105,000	105,574
Excelerate Energy LP, 8.00%, 5/15/2030[2]	95,000	101,152
Genesis Energy LP - Genesis Energy Finance Corp., 8.00%, 5/15/2033	95,000	99,489
Global Partners LP - GLP Finance Corp., 7.125%, 7/1/2033[2]	100,000	102,611
Hess Midstream Operations LP, 5.875%, 3/1/2028[2]	100,000	101,906
Hilcorp Energy I LP - Hilcorp Finance Co., 6.25%, 11/1/2028[2]	100,000	100,239
Howard Midstream Energy Partners LLC, 7.375%, 7/15/2032[2]	100,000	103,742
Magnolia Oil & Gas Operating LLC - Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/2032[2]	100,000	102,947
Martin Midstream Partners LP - Martin Midstream Finance Corp., 11.50%, 2/15/2028[2]	95,000	101,063
Matador Resources Co., 6.50%, 4/15/2032[2]	100,000	101,146
Murphy Oil USA, Inc., 5.625%, 5/1/2027	105,000	104,997
NGL Energy Operating LLC - NGL Energy Finance Corp., 8.125%, 2/15/2029[2]	100,000	102,545
Northriver Midstream Finance LP (Canada), 6.75%, 7/15/2032[2]	100,000	102,267
NuStar Logistics LP, 5.625%, 4/28/2027	100,000	100,728

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Parkland Corp. (Canada), 5.875%, 7/15/2027[2]	100,000	$99,817
Permian Resources Operating LLC, 5.875%, 7/1/2029[2]	100,000	100,036
Rockies Express Pipeline LLC, 4.80%, 5/15/2030[2]	105,000	102,305
SM Energy Co., 6.75%, 8/1/2029[2]	100,000	100,575
Sunoco LP - Sunoco Finance Corp., 5.875%, 3/15/2028	105,000	105,137
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp., 6.00%, 9/1/2031[2]	105,000	102,726
Talos Production, Inc., 9.00%, 2/1/2029[2]	100,000	103,742
Teine Energy Ltd. (Canada), 6.875%, 4/15/2029[2]	105,000	103,419
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030[2]	95,000	99,082
Venture Global LNG, Inc., 8.125%, 6/1/2028[2]	100,000	103,544
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/2035[2]	90,000	101,595
Vital Energy, Inc., 7.75%, 7/31/2029[2]	100,000	99,535
		3,579,088
Total Energy		4,676,299

Financials - 10.5%
Banks - 0.4%
Popular, Inc. (Puerto Rico), 7.25%, 3/13/2028	100,000	104,508

Capital Markets - 1.8%
Brookfield Property REIT, Inc. - BPR Cumulus LLC - BPR Nimbus LLC - GGSI Sellco LL, 4.50%, 4/1/2027[2]	105,000	103,216
Capstone Borrower, Inc., 8.00%, 6/15/2030[2]	95,000	99,428
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.25%, 5/15/2027	105,000	103,289
Stonex Escrow Issuer LLC, 6.875%, 7/15/2032[2]	100,000	103,005
VFH Parent LLC - Valor Co-Issuer, Inc., 7.50%, 6/15/2031[2]	100,000	103,427
		512,365
Consumer Finance - 2.4%
Bread Financial Holdings, Inc., 9.75%, 3/15/2029[2]	95,000	101,416
Credit Acceptance Corp., 6.625%, 3/15/2030[2]	100,000	100,163
goeasy Ltd. (Canada), 9.25%, 12/1/2028[2]	100,000	104,474
Navient Corp., 4.875%, 3/15/2028	105,000	103,082
OneMain Finance Corp., 3.875%, 9/15/2028	105,000	100,942

Investment Portfolio - September 30, 2025
(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
PROG Holdings, Inc., 6.00%, 11/15/2029[2]	105,000	$103,182
SLM Corp., 3.125%, 11/2/2026	105,000	103,107
		716,366
Financial Services - 4.2%
Block, Inc., 5.625%, 8/15/2030[2]	100,000	101,290
Compass Group Diversified Holdings LLC, 5.25%, 4/15/2029[2]	110,000	101,785
Freedom Mortgage Corp., 6.625%, 1/15/2027[2]	105,000	105,279
Jefferson Capital Holdings LLC, 9.50%, 2/15/2029[2]	100,000	105,613
NCR Atleos Corp., 9.50%, 4/1/2029[2]	95,000	102,859
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/2027[2]	105,000	105,006
PennyMac Financial Services, Inc., 6.75%, 2/15/2034[2]	100,000	102,049
Provident Funding Associates LP - PFG Finance Corp., 9.75%, 9/15/2029[2]	95,000	100,491
Rocket Mortgage LLC - Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/1/2029[2]	105,000	100,208
United Wholesale Mortgage LLC, 5.75%, 6/15/2027[2]	105,000	104,904
UWM Holdings LLC, 6.625%, 2/1/2030[2]	100,000	101,731
WEX, Inc., 6.50%, 3/15/2033[2]	100,000	102,230
		1,233,445

Insurance - 0.3%
Wilton RE Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5.266%), 6.00%[2,3,4]	100,000	99,424

Mortgage Real Estate Investment Trusts (REITS) - 1.4%
Apollo Commercial Real Estate Finance, Inc., 4.625%, 6/15/2029[2]	105,000	100,971
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/2029[2]	100,000	105,524
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 4.25%, 2/1/2027[2]	105,000	104,106
Starwood Property Trust, Inc., 4.375%, 1/15/2027[2]	105,000	104,116
		414,717
Total Financials		3,080,825

Health Care - 5.9%
Health Care Equipment & Supplies - 1.0%
Bausch + Lomb Corp., 8.375%, 10/1/2028[2]	95,000	99,140
Embecta Corp., 5.00%, 2/15/2030[2]	110,000	104,108

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Neogen Food Safety Corp., 8.625%, 7/20/2030[2]	95,000	$99,556
		302,804
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033[2]	95,000	98,716
AdaptHealth LLC, 4.625%, 8/1/2029[2]	110,000	104,482
AMN Healthcare, Inc., 4.00%, 4/15/2029[2]	110,000	103,831
Community Health Systems, Inc., 5.25%, 5/15/2030[2]	110,000	99,553
DaVita, Inc., 4.625%, 6/1/2030[2]	105,000	100,575
LifePoint Health, Inc., 11.00%, 10/15/2030[2]	90,000	99,211
Molina Healthcare, Inc., 4.375%, 6/15/2028[2]	105,000	102,472
Radiology Partners, Inc., 8.50%, 7/15/2032[2]	100,000	104,013
Tenet Healthcare Corp., 6.25%, 2/1/2027	100,000	100,030
		912,883
Life Science Tools & Service - 1.4%
Avantor Funding, Inc., 4.625%, 7/15/2028[2]	105,000	103,304
Charles River Laboratories International, Inc., 4.25%, 5/1/2028[2]	105,000	102,777
Sotera Health Holdings LLC, 7.375%, 6/1/2031[2]	95,000	99,718
Star Parent, Inc., 9.00%, 10/1/2030[2]	95,000	100,622
		406,421
Pharmaceuticals - 0.4%
Endo Finance Holdings, Inc., 8.50%, 4/15/2031[2]	95,000	101,997

Total Health Care		1,724,105

Industrials - 14.2%
Aerospace & Defense - 0.7%
Carpenter Technology Corp., 7.625%, 3/15/2030	100,000	103,179
Spirit AeroSystems, Inc., 9.375%, 11/30/2029[2]	100,000	105,358
		208,537
Air Freight & Logistics - 0.7%
Clue Opco LLC, 9.50%, 10/15/2031[2]	95,000	101,602
Stonepeak Nile Parent LLC, 7.25%, 3/15/2032[2]	95,000	99,997
		201,599
Building Products - 1.4%
Builders FirstSource, Inc., 6.75%, 5/15/2035[2]	95,000	99,362
Masterbrand, Inc., 7.00%, 7/15/2032[2]	100,000	103,490

Investment Portfolio - September 30, 2025
(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products (continued)
Miter Brands Acquisition Holdco, Inc. - MIWD Borrower LLC, 6.75%, 4/1/2032[2]	100,000	$102,713
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/2028[2]	100,000	100,019
		405,584
Commercial Services & Supplies - 1.7%
Deluxe Corp., 8.125%, 9/15/2029[2]	100,000	104,444
RB Global Holdings, Inc. (Canada), 6.75%, 3/15/2028[2]	100,000	102,285
Steelcase, Inc., 5.125%, 1/18/2029	100,000	99,803
The GEO Group, Inc., 10.25%, 4/15/2031	90,000	99,045
VT Topco, Inc., 8.50%, 8/15/2030[2]	100,000	102,139
		507,716
Construction & Engineering - 0.7%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/2032[2]	100,000	101,047
Global Infrastructure Solutions, Inc., 5.625%, 6/1/2029[2]	105,000	103,556
		204,603
Electrical Equipment - 0.7%
Atkore, Inc., 4.25%, 6/1/2031[2]	110,000	102,623
Sensata Technologies, Inc., 4.375%, 2/15/2030[2]	105,000	101,534
		204,157
Ground Transportation - 1.0%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 4.75%, 4/1/2028[2]	105,000	101,803
RXO, Inc., 7.50%, 11/15/2027[2]	100,000	102,039
XPO CNW, Inc., 6.70%, 5/1/2034	95,000	101,788
		305,630
Machinery - 2.1%
ATS Corp. (Canada), 4.125%, 12/15/2028[2]	105,000	100,700
JB Poindexter & Co., Inc., 8.75%, 12/15/2031[2]	95,000	99,633
New Flyer Holdings, Inc. (Canada), 9.25%, 7/1/2030[2]	95,000	101,668
Park-Ohio Industries, Inc., 8.50%, 8/1/2030[2]	100,000	103,602
TMS International Corp., 6.25%, 4/15/2029[2]	105,000	102,125
Trinity Industries, Inc., 7.75%, 7/15/2028[2]	100,000	103,507
		611,235
Passenger Airlines - 1.4%
Allegiant Travel Co., 7.25%, 8/15/2027[2]	100,000	101,248
American Airlines, Inc., 7.25%, 2/15/2028[2]	100,000	102,380

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines (continued)
OneSky Flight LLC, 8.875%, 12/15/2029[2]	95,000	$100,484
VistaJet Malta Finance plc - Vista Management Holding, Inc. (Switzerland), 6.375%, 2/1/2030[2]	105,000	102,371
		406,483
Professional Services - 1.1%
Amentum Holdings, Inc., 7.25%, 8/1/2032[2]	100,000	103,898
Clarivate Science Holdings Corp., 4.875%, 7/1/2029[2]	110,000	103,950
TriNet Group, Inc., 3.50%, 3/1/2029[2]	110,000	103,168
		311,016
Trading Companies & Distributors - 2.4%
Azorra Finance Ltd., 7.25%, 1/15/2031[2]	100,000	104,101
Dcli Bidco LLC, 7.75%, 11/15/2029[2]	100,000	103,930
GGAM Finance Ltd. (Ireland), 8.00%, 6/15/2028[2]	95,000	100,735
Herc Holdings, Inc., 7.00%, 6/15/2030[2]	100,000	103,882
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 7/15/2030[2]	95,000	101,035
QXO Building Products, Inc., 6.75%, 4/30/2032[2]	100,000	103,832
TrueNoord Capital DAC (Ireland), 8.75%, 3/1/2030[2]	95,000	100,929
		718,444
Transporation Infrastructure - 0.3%
Railworks Holdings LP - Railworks Rally, Inc., 8.25%, 11/15/2028[2]	100,000	101,270

Total Industrials		4,186,274

Information Technology - 3.5%
Communications Equipment - 0.4%
Viasat, Inc., 5.625%, 4/15/2027[2]	105,000	104,679

Electronic Equipment, Instruments & Components - 0.4%
Imola Merger Corp., 4.75%, 5/15/2029[2]	105,000	102,186

IT Services - 1.0%
ASGN, Inc., 4.625%, 5/15/2028[2]	105,000	103,086
Cloud Software Group, Inc., 8.25%, 6/30/2032[2]	95,000	100,835
Rocket Software, Inc., 9.00%, 11/28/2028[2]	100,000	103,085
		307,006
Semiconductors & Semiconductor Equipment - 0.4%
Entegris, Inc., 4.375%, 4/15/2028[2]	105,000	102,721

Software - 1.0%
Fair Isaac Corp., 4.00%, 6/15/2028[2]	105,000	102,132
Open Text Corp. (Canada), 3.875%, 2/15/2028[2]	105,000	102,120

Investment Portfolio - September 30, 2025
(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software (continued)
RingCentral, Inc., 8.50%, 8/15/2030[2]	95,000	$101,176
		305,428
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd., 4.091%, 6/1/2029[2]	105,000	101,763

Total Information Technology		1,023,783

Materials - 8.0%
Chemicals - 3.5%
Ashland, Inc., 3.375%, 9/1/2031[2]	115,000	101,958
Avient Corp., 6.25%, 11/1/2031[2]	100,000	101,544
Celanese U.S. Holdings LLC, 6.665%, 7/15/2027	100,000	102,557
LSB Industries, Inc., 6.25%, 10/15/2028[2]	105,000	103,625
Methanex U.S. Operations, Inc., 6.25%, 3/15/2032[2]	100,000	101,748
Minerals Technologies, Inc., 5.00%, 7/1/2028[2]	105,000	103,558
Olin Corp., 5.00%, 2/1/2030	105,000	102,442
Qnity Electronics, Inc., 5.75%, 8/15/2032[2]	100,000	100,868
The Chemours Co., 5.75%, 11/15/2028[2]	105,000	102,497
WR Grace Holdings LLC, 6.625%, 8/15/2032[2]	105,000	103,831
		1,024,628

Construction Materials - 0.7%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/2033[2]	100,000	104,169
Standard Industries, Inc., 4.375%, 7/15/2030[2]	105,000	100,695
		204,864

Containers & Packaging - 2.1%
Ball Corp., 6.875%, 3/15/2028	100,000	101,877
Cascades, Inc. - Cascades USA, Inc. (Canada), 5.375%, 1/15/2028[2]	105,000	104,081
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/2032[2]	100,000	102,712
Graphic Packaging International LLC, 3.75%, 2/1/2030[2]	110,000	102,849
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/2027[2]	100,000	101,106
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027[2]	105,000	104,882
		617,507
Metals & Mining - 1.7%
Cleveland-Cliffs, Inc., 4.625%, 3/1/2029[2]	105,000	101,243
Commercial Metals Co., 4.125%, 1/15/2030	105,000	100,846
Fortescue Treasury Pty Ltd. (Australia), 6.125%, 4/15/2032[2]	100,000	103,351

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Mineral Resources Ltd. (Australia), 8.50%, 5/1/2030[2]	100,000	$103,904
Novelis Corp., 4.75%, 1/30/2030[2]	105,000	101,332
		510,676
Total Materials		2,357,675

Real Estate - 5.6%
Health Care REITs - 0.4%
Diversified Healthcare Trust, 4.375%, 3/1/2031	115,000	101,641

Hotel & Resort REITs - 1.1%
Park Intermediate Holdings LLC - PK Domestic Property LLC - PK Finance Co-Issuer, 7.00%, 2/1/2030[2]	100,000	103,050
RLJ Lodging Trust LP, 4.00%, 9/15/2029[2]	110,000	103,869
Service Properties Trust, 5.50%, 12/15/2027	105,000	103,270
		310,189
Office REITs - 0.7%
Brandywine Operating Partnership LP, 8.30%, 3/15/2028	95,000	100,918
Hudson Pacific Properties LP, 3.95%, 11/1/2027	105,000	101,124
		202,042
Real Estate Management & Development - 1.7%
Forestar Group, Inc., 5.00%, 3/1/2028[2]	105,000	104,088
Hunt Companies, Inc., 5.25%, 4/15/2029[2]	105,000	102,328
Kennedy-Wilson, Inc., 4.75%, 2/1/2030	110,000	102,708
Newmark Group, Inc., 7.50%, 1/12/2029	95,000	102,066
The Howard Hughes Corp., 4.125%, 2/1/2029[2]	105,000	100,731
		511,921
Specialized REITs - 1.7%
Global Net Lease, Inc. - Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027[2]	105,000	102,063
Millrose Properties, Inc., 6.375%, 8/1/2030[2]	100,000	101,755
Rithm Capital Corp., 8.00%, 7/15/2030[2]	100,000	102,459
SBA Communications Corp., 3.875%, 2/15/2027	105,000	103,398
Vornado Realty LP, 3.40%, 6/1/2031	115,000	103,358
		513,033
Total Real Estate		1,638,826

Utilities - 4.2%
Electric Utilities - 1.4%
Clearway Energy Operating LLC, 4.75%, 3/15/2028[2]	105,000	103,697

Investment Portfolio - September 30, 2025
(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Electric Utilities (continued)
NRG Energy, Inc., 5.75%, 7/15/2029[2]	100,000	$100,124
PG&E Corp., 5.25%, 7/1/2030	105,000	103,454
Talen Energy Supply LLC, 8.625%, 6/1/2030[2]	95,000	100,899
		408,174
Gas Utilities - 1.4%
AmeriGas Partners LP - AmeriGas Finance Corp., 9.375%, 6/1/2028[2]	100,000	102,827
Suburban Propane Partners LP - Suburban Energy Finance Corp., 5.875%, 3/1/2027	105,000	104,881
Superior Plus LP - Superior General Partner, Inc. (Canada), 4.50%, 3/15/2029[2]	105,000	101,362
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029[2]	105,000	102,787
		411,857

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 1.4%
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/2029[2]	110,000	$103,713
Pattern Energy Operations LP - Pattern Energy Operations, Inc., 4.50%, 8/15/2028[2]	105,000	102,487
TerraForm Power Operating LLC, 5.00%, 1/31/2028[2]	105,000	104,383
TransAlta Corp. (Canada), 7.75%, 11/15/2029	100,000	104,014
		414,597
Total Utilities		1,234,628

TOTAL CORPORATE BONDS
(Identified Cost $28,138,699)		28,108,863

SHORT-TERM INVESTMENT - 60.4%

Dreyfus Government Cash Management, Institutional Shares, 4.04%[5]
(Identified Cost $17,777,799)	17,777,799	17,777,799

TOTAL INVESTMENTS - 156.0%
(Identified Cost $45,916,498)		45,886,662
LIABILITIES, LESS OTHER ASSETS - (56.0%)		(16,474,081)
NET ASSETS - 100%		$29,412,581

REIT - Real Estate Investment Trust

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2025 was $23,608,151, which represented 80.3% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2025.

4Security is perpetual in nature and has no stated maturity date.

5Rate shown is the current yield as of September 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is

Investment Portfolio - September 30, 2025
(unaudited)

significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Communication Services	$1,642,764	$—	$1,642,764	$—
Consumer Discretionary	6,135,475	—	6,135,475	—
Consumer Staples	408,209	—	408,209	—
Energy	4,676,299	—	4,676,299	—
Financials	3,080,825	—	3,080,825	—
Health Care	1,724,105	—	1,724,105	—
Industrials	4,186,274	—	4,186,274	—
Information Technology	1,023,783	—	1,023,783	—
Materials	2,357,675	—	2,357,675	—
Real Estate	1,638,826	—	1,638,826	—
Utilities	1,234,628	—	1,234,628	—
Short-Term Investment	17,777,799	17,777,799	—	—
Total assets	$45,886,662	$17,777,799	$28,108,863	$—

There were no Level 3 securities held by the Series as of September 30, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.